INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory, net consists of the following (in thousands):
	October 31,	April 30,
	2012	2013
		(Unaudited)

Raw materials	$322	$219
Finished goods	54	79
	$376	$298
Inventory, net consists of the following (in thousands):
	October 31,	October 31,
	2011	2012

Raw materials	$170	$322
Finished goods	18	54
	$188	$376